SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF NET INCOME (LOSS) PER SHARE PRESENTED STATEMENTS OF OPERATIONS

	Three Months Ended June 30,		Six Months Ended	For the Period from February 17, 2023 through
	2024	2023	June 30, 2024	June 30, 2023
Net income (loss)	$816,754	$-	$1,603,116	$(3,105)
Accretion of temporary equity into redemption value (interest earned)	(941,850)	-	(1,865,342)	-
Net loss including accretion of equity into redemption value	$(125,096)	$-	$(262,226)	$(3,105)

For the Period from February 17, 2023 (Inception) Through December 31, 2023
Net income	$1,484,790
Interest earned on investment held in Trust Account	(1,729,358)
Accretion of temporary equity into redemption value	(7,591,500)
Net loss including accretion of common stock to redemption value	(7,836,068)

SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED

	For Three Months Ended June 30, 2024		For Six Months Ended June 30, 2024		For Three Months Ended June 30, 2023		For the Period from February 17, 2023 through June 30, 2023
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Particulars	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Basic and diluted net income/(loss) per share:
Weighted-average shares outstanding	6,900,000	2,266,500	6,900,000	2,266,500	-	1,680,000		1,656,774
Ownership percentage	75%	25%	75%	25%	-%	100%	-%	100%
Numerators:
Allocation of net loss including accretion of temporary equity	(94,165)	(30,931)	(197,388)	(64,838)	-	-	-	(3,105)
Interest earned on investment held in trust account	941,850	-	1,865,342	-	-	-	-	-
Allocation of net income/(loss)	847,685	(30,931)	1,667,954	(64,838)	-	-	-	(3,105)
Denominators:
Weighted-average shares outstanding	6,900,000	2,266,500	6,900,000	2,266,500	-	1,680,000	-	1,656,774
Basic and diluted net income/(loss) per share	$0.12	$(0.01)	$0.24	$(0.03)	$-	$-	$-	$(0.002)

	For the Period from February 17, 2023 (Inception) Through December 31, 2023
	Redeemable	Non-Redeemable
Particulars	Shares	Shares
Basic and diluted net income/(loss) per share:
Weighted-average shares outstanding	3,819,156	2,095,943
Ownership percentage	65%	35%
Numerators:
Allocation of net loss including accretion of temporary equity	(5,059,453)	(2,776,615)
Income earned on Trust Account	1,729,358	—
Accretion of temporary equity to redemption value	7,591,500	—
Allocation of net income/(loss)	4,261,405	(2,776,615)

Denominators:
Weighted-average shares outstanding	3,819,156	2,095,943
Basic and diluted net income/(loss) per share	1.12	(1.32)

SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION REFLECTED IN THE BALANCE SHEET

At December 31, 2023 and June 30, 2024, the ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Public offering proceeds	$60,000,000
Less:
Proceeds allocated to Public Rights	(3,272,724)
Allocation of offering costs related to redeemable shares	(2,925,140)
Plus:
Accretion of carrying value to redemption value	6,797,864
Ordinary shares subject to possible redemption	60,600,000

Over-allotment
Plus:
Over-allotment proceeds	9,000,000
Less:
Proceeds allocated to Public Rights	(490,909)
Allocation of offering costs related to redeemable shares	(212,727)
Plus:
Accretion of carrying value to redemption value	793,636
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)	1,729,358
Ordinary shares subject to possible redemption, December 31, 2023	$71,419,358
Plus:
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)	1,865,342
Ordinary shares subject to possible redemption, June 30, 2024	$73,284,700

At December 31, 2023, the ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Public offering proceeds	$60,000,000
Less:
Proceeds allocated to Public Rights	(3,272,724)
Allocation of offering costs related to redeemable shares	(2,925,140)
Plus:
Accretion of carrying value to redemption value	6,797,864
Ordinary shares subject to possible redemption	$60,600,000

Over-allotment
Plus:
Over-allotment proceeds	9,000,000
Less:
Proceeds allocated to Public Rights	(490,909)
Allocation of offering costs related to redeemable shares	(212,727)
Plus:
Accretion of carrying value to redemption value	793,636
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account)	1,729,358
Ordinary shares subject to possible redemption	$71,419,358

SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCING ACTIVITIES

	As reported on Form 10-Q for the quarter ended June 30, 2023	As revised on Form 10-Q
Supplemental disclosure of noncash financing activities

Offering costs paid by related party	$144,108	$144,108
Prepaid expenses paid by related party	$1,600	$1,600
Offering costs adjusted from prepaid expenses	$639	$639
Offering costs included in accrued expenses	$2,505	$2,505
Offering costs paid by Sponsor in exchange for issuance of ordinary shares	$25,000	$25,000
Offering costs charged to APIC – EBC founder shares	$-	$1,013,480